[Graphic]Federated
World-Class Investment Manager

[Graphic]

J. CHRISTOPHER DONAHUE
President
Federated Municipal Securities Fund, Inc.

President's Message

Dear Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and I am pleased to present its 22nd Annual Report. As of March 31, 1999, the fund had total net assets of $668.5 million. Over 63% of the fund's assets were invested in municipal bonds rated AAA, AA or A by Standard & Poor's, with 22.1% invested in bonds rated BBB by Standard & Poor's, and 14.7% invested in non-rated bonds. The fund pursues tax-free income for its shareholders.1

This report covers the 12-month reporting period from April 1, 1998 through March 31, 1999. It begins with an interview with J. Scott Albrecht, Vice President, who co-manages the fund with Mary Jo Ochson, Senior Vice Presi dent, both of Federated Investment Management Company. Following their dis cussion covering the fund's performance and investment strategies are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's municipal bond holdings, and third is the publication of the fund's financial statements.

Federated Municipal Securities Fund, Inc. pursues monthly, tax-free income from a broadly diversified portfolio of long-term municipal bonds with an average quality rating of A+. On March 31, 1999, the fund's portfolio included 115 tax-free securities issued by municipalities across the United States.

The fund produced a tax-free 30-day SEC yield of 4.19% on March 31, 1999 for Class A Shares, based on offering price.2 This translates into the equivalent of taxable yields of 6.07%, 6.55% and 6.94% for investors in the 31%, 36% and 39.6% federal tax brackets.3

1 Income may be subject to the federal alternative minimum tax, and state and local taxes.

2 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on March 31, 1999 for Class B and C Shares were 3.50% and 3.51%, respectively, based on offering price (i.e., less any applicable sales charge).

3 The SEC yields and their taxable equivalents for investors in the 31%, 36%, and 39.6% federal tax brackets are: Class A Shares [6.07%, 6.55%, and 6.94%]; Class B Shares [5.07%, 5.47%, and 5.79%]; and Class C Shares [5.09%, 5.48%, and 5.81%].

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.4

                                   INCOME
                 TOTAL RETURN   DISTRIBUTIONS       NET ASSET VALUE CHANGE
Class A Shares      4.46%          $0.52           $10.91 to $10.87 = (0.4%)
Class B Shares      3.53%          $0.42           $10.91 to $10.87 = (0.4%)
Class C Shares      3.54%          $0.42           $10.91 to $10.87 = (0.4%)


Thank you for selecting Federated Municipal Securities Fund, Inc. as a conve nient, diversified way to pursue tax-free income. Of course, you have the option of receiving income from the fund or building your account by rein vesting your monthly dividends and compounding tax-free.

Sincerely yours,

[Graphic]

J. Christopher Donahue
President
May 15, 1999

4 Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (0.21%), (1.95%), and 2.55%, respectively.

[Graphic]

J. SCOTT ALBRECHT
Vice President
Federated Investment Management Company

[Graphic]

MARY JO OCHSON
Senior Vice President
Federated Investment Management Company

Investment Review

WHAT IS YOUR REVIEW OF THE MUNICIPAL BOND MARKETPLACE OVER THE 12-MONTH REPORTING PERIOD?

Demand for municipal bonds was impacted by "rate shock" that individual investors experienced when long-term yields on municipal bonds were at or below the 5.00% threshold. Demand from institutional investors such as arbi trageurs, property & casualty insurers and corporations, was relatively mixed with some institutions actually being net sellers over the period. Municipal bond insurance continued to have a significant influence on the market. The prevalence of bond insurance, combined with a low nominal inter est rate environment, allowed credit spreads to remain historically tight.

However, particular credit concerns have developed within specific sectors of the municipal market. The hospital sector has shown specific vulnerability as a result of the Medicare reimbursement reductions included in the last federal budget reconciliation bill. The electric utility sector and public power sector have also been vulnerable to credit deterioration as a result of the continuing effects of deregulation.

HOW HAS FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORMED WITH RESPECT TO TOTAL RETURN AND INCOME DURING THE FISCAL YEAR ENDED MARCH 31, 1999, AND WHAT FACTORS IMPACTED THE FUND'S PERFORMANCE?

For the 12-month reporting period ended March 31, 1999, the fund's Class A Shares produced a total return of 4.46%, based on net asset value.1 The Lip per General Municipal Funds Average produced a total return of 4.87% for the period.2 The fund underperformed the Lipper General Municipal Funds Average because, as interest rates rose over the reporting period, the portfolio duration was slightly longer than the target. The fund's current 30-day SEC yield on March 31, 1999, was 4.19% for Class A Shares, based on offering price.3

FEDERAL MUNICIPAL SECURITIES FUND, INC. IS A HIGH-QUALITY MUNICIPAL BOND FUND THAT HAD A WEIGHTED AVERAGE QUALITY OF A+ AT THE END OF THE REPORTING PERIOD. WHAT ROLE DOES CREDIT ANALYSIS PLAY IN MANAGING THE FUND?

The fund uses a credit intensive approach to selecting securities. We have assembled a team of experienced analysts who perform extensive research on every issue. The analysts who work on this fund have an average of 13 years of analytical experience. Each analyst also has relevant work experience in some of the sectors that they follow.

Each issue is independently reviewed by our analysts regardless of whether it has received a rating from one of the rating agencies. This review involves discussions with the issuer, borrower, investment bankers, and other involved parties. When appropriate, the analyst makes an on-site visit. After the research is completed, the analyst's recommendation is reviewed by our credit committee, which consists of senior department personnel, including portfolio managers and other analysts. If the committee agrees that the secu rity meets our standards, we buy it.

After we purchase an issue, we continue to follow it. In addition to follow ing broad sector trends, the credit staff continuously reviews all of our securities. When we see signs of changing situations, we alter our holdings accordingly.

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF MARCH 31, 1999?

                            PERCENTAGE OF
NAME/COUPON/MATURITY        NET ASSETS
District of Columbia-
Georgetown University,
7.15%, 4/1/2021               3.41%
Indianapolis, IN Airport
Authority-Federal
Express, 7.10%,
1/15/2017                     3.18%
Washington, DC
Convention Center,
4.75%, 10/1/2028              3.06%
Wayne County, MI-
Detroit, Metropolitan
Wayne County Airport,
5.00%, 12/1/2028              2.88%
New York State Dormitory
Authority, Department of
Mental Hygiene,
5.375%, 2/15/2026             2.71%
TOTAL                       15.24%


1 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on net asset value, for Class B and C Shares were 3.53% and 3.54%, respectively. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (0.21%), (1.95%) and 2.55%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. These figures do not take sales charges into account.

3 The SEC yields are compounded and annualized. The 30-day SEC yields on March 31, 1999, for Class B and C Shares were 3.50% and 3.51%, respec tively, based on offering price (i.e., less any applicable sales charge).

HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AS OF MARCH 31, 1999?

            PERCENTAGE OF
            NET ASSETS
AAA         31.50%
AA          10.70%
A           21.40%
BBB         22.10%
Non-rated   14.70%


The average quality rating of the fund is A+.

WHAT KIND OF ENVIRONMENT DO YOU FORESEE FOR MUNICIPAL BONDS?

The municipal bond market is undergoing fundamental changes which are being driven by new technology. The municipal bond market's use of this new tech nology will lead to better dissemination of information and could result in greater market efficiency. These changes include technology-based initia tives such as competitive bidding for municipal bond issues over the Internet and may eventually lead to Internet trading of municipal bonds.

We expect the volume of municipal issuance in 1999 to be around $230 billion with a potential increase in refunding volume in what may be a lower interest rate environment. Municipal bond insurance may become less prevalent as bond insurers pull away from certain sectors of the market and toughen underwrit ing standards, especially for hospitals. The prevalence of more uninsured municipal bonds in the marketplace may contribute to additional credit spread widening in the coming period.

Year 2000 ("Y2K") spending by municipal governments is a potential credit factor that must be taken into consideration as far as both the cost and the effectiveness of their Y2K preparedness. While the market does not expect any material interruptions in the supply of necessary municipal services, there remains the potential for some state functions to suffer temporary disrup tions.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $23,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/4/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $90,336 ON 3/31/99.
YOU WOULD HAVE EARNED A 6.27% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/99, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (0.21%), 4.74%, and 6.52%, respectively. Class B Shares' average annual 1-year and since inception (7/26/94) total returns were (1.95%) and 4.44%, respectively. Class C Shares' average annual 1-year, 5- year, and since inception (4/21/93) total returns were 2.55%, 4.79%, and 4.04%, respectively. 2

[Graphic representation "A1" omitted. See Appendix.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 22 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $56,055.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Feder ated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $23,000, but your account would have reached a total value of $56,055 1 by 3/31/99. You would have earned an average annual total return of 7.15%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic representation "A2" omitted. See Appendix.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investors Profile-
Investing for Tax-Free Income

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing execu tive. Their combined income puts them in the 39.6% federal tax bracket. On March 31, 1989, the Bartletts invested $26,000 in the Class A Shares of Fed erated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $26,000 investment has grown to $48,908. This represents a 6.52% average annual total return, which would be equivalent to a tax-free yield of 10.79%. 1 As far as the Bartletts are concerned, this fund has made all the difference.

[Graphic representation "A3" omitted. See Appendix.]

1 Income may be subject to the federal alternative minimum tax, and state and local taxes.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Federated Municipal Securities Fund, Inc.-
Class A Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Fed erated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1989 to March 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal Funds Average (LGMFA).3

AVERAGE ANNUAL TOTAL RETURN 4 AS OF MARCH 31, 1999
1 Year  (0.21%)
5 Years                          4.74%
10 Years                         6.52%
Start of Performance (10/4/76)   6.27%


[Graphic representation "A4" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

Federated Municipal Securities Fund, Inc.-
Class B Shares

GROWTH OF $10,000 INVESTMENT

The graph above illustrates the hypothetical investment of $10,000 1 in Fed erated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 1999 compared to the Lehman Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal
Funds Average (LGMFA).3

AVERAGE ANNUAL TOTAL RETURN 4 AS OF MARCH 31, 1999
1 Year  (1.95%)
Start of Performance (7/26/94)    4.44%


[Graphic representation "A5" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contin gent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Federated Municipal Securities Fund, Inc.-
Class C Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Fed erated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from April 21, 1993 (start of performance) to March 31, 1999 compared to the Leh man Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal Funds Average (LGMFA).3

AVERAGE ANNUAL TOTAL RETURN 4 AS OF MARCH 31, 1999
1 Year                            2.55%
5 Years                           4.79%
Start of Performance (4/21/93)    4.04%


[Graphic representation "A6" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% con tingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the rein vestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

MARCH 31, 1999


 PRINCIPAL                                      CREDIT
 AMOUNT                                         RATING 1    VALUE
                   LONG-TERM MUNICIPALS-100.4%
                   ALABAMA-4.3%
  $ 10,000,000     Alabama State Docks
                   Department, Docks
                   Facilities Refunding
                   Revenue Bonds, 5.50%
                   (MBIA INS)/(Original
                   Issue Yield: 5.75%),
                   10/1/2022                       AAA    $  10,470,800
     2,000,000     Courtland, AL IDB, Solid
                   Waste Disposal Revenue
                   Bonds (Series A), 6.50%
                   (Champion International
                   Corp.)/(Original Issue
                   Yield: 6.654%), 9/1/2025        BBB        2,133,880
     5,500,000     Jefferson County, AL,
                   Sewer Revenue Capital
                   Improvement Warrants
                   (Series 1999A), 5.375%
                   (FGIC INS), 2/1/2036            AAA        5,603,620
     3,620,000     Jefferson County, AL,
                   Sewer Revenue Refunding
                   Warrants
                   (Series 1997-A), 5.625%
                   (Original Issue Yield:
                   5.68%), 2/1/2018                AAA        3,821,996
     6,260,000     Jefferson County, AL,
                   Sewer Revenue Warrants
                   (Series 1997D), 5.70%
                   (Original Issue Yield:
                   5.73%), 2/1/2018                AAA        6,656,446
                   TOTAL                                     28,686,742
                   ALASKA-0.8%
     2,000,000     Alaska Industrial
                   Development and Export
                   Authority, Refunding
                   Revenue Bonds (Series
                   A), 5.25% (MBIA
                   INS)/(Original Issue
                   Yield: 5.39%), 4/1/2023         AAA        1,987,860
     2,000,000  2  Anchorage, AK, UT GO
                   Bonds (Series A), 5.00%
                   (FGIC INS)/(Original
                   Issue Yield: 5.03%),
                   4/1/2017                        AAA        1,987,100
     1,100,000  2  Anchorage, AK, UT GO
                   Bonds (Series A), 5.00%
                   (FGIC INS)/(Original
                   Issue Yield: 5.08%),
                   4/1/2018                        AAA        1,088,692
                   TOTAL                                      5,063,652
                   ARIZONA-0.1%
     1,000,000     Show Low, AZ IDA,
                   Hospital Revenue Bonds
                   (Series 1998A), 5.50%
                   (Navapache Regional
                   Medical
                   Center)/(American
                   Capital Access
                   INS)/(Original Issue
                   Yield: 5.584%),
                   12/1/2017                         A        1,019,730
                   CALIFORNIA-5.2%
     4,500,000     Bonita Canyon, CA Public
                   Facilities Financing
                   Authority, Community
                   Facilities District No.
                   98-1 Special Tax Bonds
                   (Series 1998), 5.375%
                   (Original Issue Yield:
                   5.50%), 9/1/2028                 NR        4,362,795
     9,400,000     California PCFA,
                   Refunding Revenue Bonds
                   (Series A), 5.90% (San
                   Diego Gas &
                   Electric)/(Original
                   Issue Yield: 5.934%),
                   6/1/2014                          A       10,509,670
       600,000     California Public
                   Capital Improvements
                   Financing Authority,
                   Trust Receipts (Series
                   1996 FR-3) Weekly VRDNs
                   (MBIA INS)/(Bank of New
                   York, New York LIQ)             AAA          600,000
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1    VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   CALIFORNIA-CONTINUED
  $ 14,600,000     California Statewide
                   Communities Development
                   Authority, Special
                   Facilities Revenue
                   Bonds, 5.625% (United
                   Air Lines)/(Original
                   Issue Yield: 5.75%),
                   10/1/2034                       BB+   $   14,992,594
     3,000,000     Long Beach California
                   Harbor, Revenue Bonds,
                   5.375% (MBIA
                   INS)/(Original Issue
                   Yield: 5.75%), 5/15/2020        AAA        3,057,120
     1,500,000     Los Angeles, CA Unified
                   School District, Trust
                   Receipts FR/RI-A26
                   Weekly VRDNs (Bank of New
                   York, New York LIQ)           A-1+C        1,500,000
                   TOTAL                                     35,022,179
                   DISTRICT OF COLUMBIA-8.8%
     8,275,000     District of Columbia
                   Hospital Authority,
                   Revenue Refunding Bonds
                   (Series A), 7.125%
                   (Medlantic Healthcare
                   Group)/(Original Issue
                   Yield: 7.30%), 8/15/2019       BBB+        9,254,015
     2,000,000     District of Columbia
                   Hospital Authority,
                   Revenue Refunding Bonds
                   (Series B), 7.00%
                   (Medlantic Healthcare
                   Group)/(Original Issue
                   Yield: 7.282%),
                   8/15/2015                      BBB+        2,241,180
    22,250,000     District of Columbia,
                   Revenue Bonds (Series
                   B), 7.15% (Georgetown
                   University)/(Original
                   Issue Yield: 7.191%),
                   4/1/2021                         A-       22,764,642
     4,000,000     District of Columbia,
                   Revenue Bonds, 5.625%
                   (AmericanUniversity)/
                   (AMBAC, Inc.
                   INS)/(Original Issue
                   Yield: 5.90%), 10/1/2026        AAA        4,188,760
    22,000,000     Washington, DC
                   Convention Center
                   Authority, Dedicated
                   Senior
                   Lien Tax Revenue Bonds,
                   4.75% (AMBAC, Inc.
                   INS)/(Original Issue
                   Yield: 5.15%), 10/1/2028        AAA       20,467,920
                   TOTAL                                     58,916,517
                   FLORIDA-2.7%
     4,335,000     Florida State Board of
                   Education
                   Administration, UT GO
                   Capital Outlay Bonds,
                   9.125% (Florida
                   State)/(Original Issue
                   Yield: 9.173%), 6/1/2014        AA+        6,179,109
       665,000     Florida State Board of
                   Education
                   Administration, UT GO
                   Capital Outlay Bonds,
                   9.125% (Florida
                   State)/(United States
                   Treasury COL)/(Original
                   Issue Yield: 9.173%),
                   6/1/2014                        AAA          941,161
     6,635,000     Florida State Department
                   of Transportation, Right
                   of Way Acquisition &
                   Bridge Construction
                   Bonds (Series 1997A),
                   5.00% (Original Issue
                   Yield: 5.10%), 7/1/2014         AA+        6,750,051
     3,000,000     Florida State, UT GO
                   Bonds, Broward County
                   Expressway Authority,
                   10.00% (Original Issue
                   Yield: 10.105%),
                   7/1/2014                        AA+        4,541,280
                   TOTAL                                     18,411,601
                   GEORGIA-0.4%
     3,000,000     Effingham County, GA
                   Development Authority,
                   Solid Waste Disposal
                   Revenue Bonds (Series
                   1998), 5.625% (Fort
                   James Corp.), 7/1/2018         BBB-        3,006,150
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1     VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   HAWAII-1.4%
 $   5,000,000     Hawaii State Department
                   of Budget & Finance,
                   Residual Interest Tax-
                   Exempt Securities
                   (Series PA-343),
                   6.39863% (Hawaiian
                   Electric Company, Inc.),
                   4/1/2012                         NR   $    5,295,200
     4,000,000     Honolulu, HI City &
                   County, UT GO Bonds (Series 1999C), 5.00% (Original Issue
                   Yield:
                   5.11%), 7/1/2019                AAA        3,947,040
                   TOTAL                                      9,242,240
                   IDAHO-0.1%
     1,000,000     Idaho Health Facilities
                   Authority, Hospital
                   Revenue Bonds
                   (Series 1998), 5.45%
                   (Idaho Elks
                   Rehabilitation
                   Hospital)/
                   (Original Issue Yield:
                   5.53%), 7/15/2023               BBB          991,530
                   ILLINOIS-4.7%
     8,295,000     Cook County, IL,
                   Refunding GO Bonds
                   (Series 1997A), 6.25%,
                   11/15/2013                      AAA        9,581,057
     5,000,000     Illinois Development
                   Finance Authority,
                   Housing Revenue Bonds,
                   6.10% (Catholic
                   Charities Housing
                   Development Corp.),
                   1/1/2020                         NR        5,078,650
    11,240,000     Illinois Health
                   Facilities Authority,
                   Hospital Revenue Bonds
                   (Series A), 9.25%
                   (Edgewater Hospital &
                   Medical Center, IL),
                   7/1/2024                         NR       14,169,369
     2,500,000     Illinois Health
                   Facilities Authority,
                   Revenue Bonds (Series
                   1998), 5.25% (Centegra
                   Health System)/(Original
                   Issue Yield: 5.512%),
                   9/1/2024                         A-        2,406,575
                   TOTAL                                     31,235,651
                   INDIANA-4.5%
     6,200,000     Indiana Health Facility
                   Financing Authority,
                   Hospital Revenue Bonds,
                   6.625% (Floyd Memorial
                   Hospital, IN)/(Original
                   Issue Yield: 6.902%),
                   2/15/2022                         A        6,772,632
     2,000,000     Indiana Health Facility
                   Financing Authority,
                   Hospital Revenue
                   Refunding Bonds, 5.25%
                   (Floyd Memorial
                   Hospital, IN)/(Original
                   Issue Yield: 5.50%),
                   2/15/2022                         A        1,967,180
    19,000,000     Indianapolis, IN Airport
                   Authority, Special
                   Facilities Revenue
                   Bonds, 7.10% (FDX
                   Corp.)/(Original Issue
                   Yield: 7.178%),
                   1/15/2017                       BBB       21,242,760
                   TOTAL                                     29,982,572
                   IOWA-1.7%
     2,000,000     Des Moines, IA, Aviation
                   System Revenue Bonds
                   (Series 1998B), 5.125%
                   (FSA INS)/(Original
                   Issue Yield: 5.40%),
                   7/1/2018                        AAA        1,980,520
     9,500,000     Iowa Finance Authority,
                   Hospital Facilities Revenue Bonds (Series 1998A), 5.125%
                   (Iowa Health System)/(MBIA INS)/ (Original Issue Yield:
                   5.36%), 7/1/2020                AAA        9,378,115
                   TOTAL                                     11,358,635
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   KANSAS-0.2%
 $   1,000,000     Newton, KS, Hospital
                   Revenue Refunding Bonds
                   (Series 1998), 5.75%
                   (Newton Healthcare
                   Corp.)/(Original Issue
                   Yield: 5.787%),
                   11/15/2024                     BBB-   $    1,000,660
                   LOUISIANA-3.7%
     3,000,000     Caddo Parish, LA IDB,
                   Exempt Facility Revenue
                   Bonds (Series 1998),
                   5.60% (Pennzoil
                   Products)/(Original
                   Issue Yield: 5.70%),
                   12/1/2028                      BBB-        2,974,440
     6,000,000     De Soto Parish, LA
                   Environmental
                   Improvement Authority,
                   Revenue Bonds, 7.70%
                   (International Paper
                   Co.), 11/1/2018                BBB+        6,925,500
     3,550,000     St. Charles Parish, LA,
                   Solid Waste Disposal
                   Revenue Bonds (Series
                   A), 7.00% (Louisiana
                   Power & Light
                   Co.)/(Original Issue
                   Yield: 7.04%), 12/1/2022        BBB        3,820,297
    10,000,000     St. James Parish, LA,
                   Solid Waste Disposal
                   Revenue Bonds, 7.70%
                   (Freeport McMoRan,
                   Inc.)/(Original Issue
                   Yield: 7.75%), 10/1/2022         NR       10,727,900
                   TOTAL                                     24,448,137
                   MARYLAND-2.0%
    12,220,000     Maryland State Community
                   Development
                   Administration, SFM
                   Revenue Bonds (5th
                   Series), 6.75%, 4/1/2026         AA       13,105,095
                   MASSACHUSETTS-5.7%
    10,000,000     Commonwealth of
                   Massachusetts, UT GO
                   Bonds (Series 1997C),
                   5.00% (Original Issue
                   Yield: 5.30%), 8/1/2017         AA-       10,003,300
    11,473,739     Massachusetts IFA, Solid
                   Waste Disposal Revenue
                   Bonds, 8.50%, 11/1/2012          NR       11,387,686
     2,200,000     Massachusetts State HFA,
                   Rental Housing Mortgage
                   Revenue Bonds (Series
                   1995E), 5.90% (AMBAC,
                   Inc. INS), 7/1/2025             AAA        2,303,796
    15,000,000     Massachusetts Turnpike
                   Authority, Metropolitan
                   Highway System Revenue
                   Bonds (Series A), 5.00%
                   (Original Issue Yield:
                   5.55%), 1/1/2037                AAA       14,445,000
                   TOTAL                                     38,139,782
                   MICHIGAN-4.2%
     1,250,000     Flint, MI Hospital
                   Building Authority,
                   Rental Revenue Bonds
                   (Series 1998B), 5.375%
                   (Hurley Medical
                   Center)/(Original Issue
                   Yield: 5.53%), 7/1/2028         BBB        1,163,875
     1,000,000     Flint, MI Hospital
                   Building Authority,
                   Rental Revenue Bonds
                   (Series 1998B), 5.375%
                   (Hurley Medical
                   Center)/(Original Issue
                   Yield: 5.48%), 7/1/2018         BBB          954,350
     6,500,000   2 Michigan Strategic Fund,
                   Limited Obligation
                   Revenue Refunding Bonds
                   (Series A), 5.55%
                   (Detroit Edison
                   Co.)/(MBIA INS),
                   9/1/2029                        AAA        6,651,320
    20,000,000     Wayne County, MI,
                   Revenue Bonds (Series
                   A), 5.00% (Detroit
                   Metropolitan Wayne
                   County
                   Airport)/(Original Issue
                   Yield: 5.33%), 12/1/2028        AAA       19,236,400
                   TOTAL                                     28,005,945
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   MINNESOTA-2.9%
 $   3,800,000     St. Paul, MN Housing &
                   Redevelopment Authority,
                   Hospital Revenue
                   Refunding Bonds (Series
                   A), 6.625% (Healtheast,
                   MN)/(Original Issue
                   Yield: 6.687%),
                   11/1/2017                       BBB   $    3,929,428
     1,000,000     St. Paul, MN Housing &
                   Redevelopment Authority,
                   Revenue Bonds (Series
                   1997A), 5.70%
                   (Healtheast,
                   MN)/(Original Issue
                   Yield: 5.756%),
                   11/1/2015                       BBB          969,720
    12,000,000     VRDC/IVRC Trust, GO
                   Inverse Variable Rate
                   Certificates, 7.973%
                   (Regents of University
                   of Minnesota), 5/18/2012         AA       14,475,000
                   TOTAL                                     19,374,148
                   MISSOURI-1.5%
     8,010,000     Kansas City, MO, UT GO
                   Bonds (Series B), 5.125%
                   (Original Issue Yield:
                   5.25%), 2/1/2017                 AA        8,114,450
     1,960,000     Missouri State Housing
                   Development Commission,
                   Single Family Mortgage
                   Revenue Bonds (Series
                   1997C-1), 6.55% (GNMA
                   Home Mortgage Program
                   COL), 9/1/2028                  AAA        2,178,442
                   TOTAL                                     10,292,892
                   NEW HAMPSHIRE-0.4%
     2,500,000     New Hampshire Higher
                   Educational & Health
                   Facilities Authority,
                   Revenue Bonds (Series
                   1998), 5.30% (Franklin
                   Pierce
                   College)/(American
                   Capital Access
                   INS)/(Original Issue
                   Yield: 5.48%), 10/1/2028          A        2,443,475
                   NEW JERSEY-0.3%
     2,100,000     New Jersey EDA,
                   Kapkowski Road Landfill
                   Revenue Bonds, 6.50%
                   (New Jersey Metromall
                   Urban Renewal,
                   Inc.)/(Original Issue
                   Yield: 6.55%), 4/1/2018          NR        2,174,256
                   NEW MEXICO-0.8%
     5,000,000     Farmington, NM, PCR
                   Refunding Bonds (Series
                   A), 7.20% (Southern
                   California Edison
                   Co.)/(Original Issue
                   Yield: 7.30%), 4/1/2021          A+        5,375,900
                   NEW YORK-11.8%
     6,500,000     Long Island Power Authority, Electric System Revenue Bonds
                   (Series 1998A), 5.25% (Original Issue Yield:
                   5.47%), 12/1/2026                A-        6,502,210
     9,000,000     New York City, NY IDA,
                   Special Facilities
                   Revenue Bonds, 5.25%
                   (British Airways),
                   12/1/2032                         A        8,965,440
     7,500,000  3  New York City, NY,
                   Residual Interest Tax-
                   Exempt Securities
                   (Series PA-147),
                   7.55532%, 8/1/2007               NR        8,753,100
     5,000,000     New York City, NY, UT GO
                   Bonds (Series 1998G),
                   5.00% (Original Issue
                   Yield: 5.25%), 8/1/2018          A-        4,923,550
     5,000,000     New York City, NY, UT GO
                   Bonds (Series 1999H),
                   5.25%, 3/15/2018                 A-        5,055,200
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   NEW YORK-CONTINUED
 $  10,000,000     New York State Dormitory
                   Authority, Educational
                   Facilities Revenue Bonds
                   (Series 1998B), 4.75%
                   (State University of New
                   York)/(Original Issue
                   Yield: 5.24%), 5/15/2028         A-   $    9,321,000
    17,800,000     New York State Dormitory
                   Authority, Revenue Bonds
                   (Series B), 5.375% (New
                   York State Department of
                   Mental
                   Hygiene)/(Original Issue
                   Yield: 5.97%), 2/15/2026         A-       18,138,378
       400,000     New York State Energy
                   Research & Development
                   Authority Daily VRDNs
                   (Niagara Mohawk Power
                   Corp.)/(Toronto-Dominion
                   Bank LOC)                        AA          400,000
       900,000     New York State Energy
                   Research & Development
                   Authority, PCR Bonds
                   (Series B) Daily VRDNs
                   (Niagara Mohawk Power
                   Corp.)/(Morgan Guaranty
                   Trust Co., New York LOC)        AA+          900,000
     5,050,000     New York State Local
                   Government Assistance Corp., Residual Interest Tax-Exempt
                   Securities (Series PA-207), 8.57753% (AMBAC, Inc.
                   INS), 4/1/2008                   NR        6,294,875
     6,025,000     New York State Local
                   Government Assistance
                   Corp., Residual Interest
                   Tax-Exempt Securities
                   (Series PA-207A),
                   8.57753%, 4/1/2007               NR        7,449,430
     2,000,000     New York State Mortgage
                   Agency, Mortgage Revenue
                   Bonds
                   (Series 30-B), 6.65%
                   (FHA GTD), 10/1/2025            Aaa        2,128,300
                   TOTAL                                     78,831,483
                   NORTH CAROLINA-1.4%
     9,000,000     Martin County, NC IFA,
                   (Series 1995) Solid
                   Waste Disposal Revenue
                   Bonds, 6.00%
                   (Weyerhaeuser Co.),
                   11/1/2025                         A        9,385,380
                   OHIO-0.6%
     1,000,000     Cuyahoga County, OH
                   Health Care Facilities,
                   Revenue Refunding Bonds,
                   5.50% (Benjamin Rose
                   Institute)/(Original
                   Issue Yield: 5.75%),
                   12/1/2028                        NR          985,530
     3,000,000     Franklin County, OH
                   Health Care Facilities,
                   Revenue Refunding Bonds,
                   5.50% (Ohio Presbyterian
                   Retirement
                   Services)/(Original
                   Issue Yield: 5.64%),
                   7/1/2017                         NR        2,969,070
                   TOTAL                                      3,954,600
                   OKLAHOMA-1.2%
     7,500,000     Tulsa, OK Municipal
                   Airport, Revenue Bonds,
                   7.60% (American
                   Airlines)/(Original
                   Issue Yield: 7.931%),
                   12/1/2030                      BBB-        8,119,350
 PRINCIPAL                                      CREDIT
 AMOUNT                                         RATING 1     VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   PENNSYLVANIA-5.8%
 $   2,310,000     Allegheny County, PA
                   HDA, Refunding Revenue
                   Bonds (Series 1998A),
                   5.125% (South Hills
                   Health System)/(Original
                   Issue Yield: 5.34%),
                   5/1/2023                         A2   $    2,205,403
     2,000,000     Allegheny County, PA
                   HDA, Refunding Revenue
                   Bonds (Series 1998A),
                   5.125% (South Hills
                   Health System)/(Original
                   Issue Yield: 5.40%),
                   5/1/2029                         A2        1,888,800
     2,210,000     Elizabeth Forward, PA
                   School District, GO UT
                   Bonds, 6.75% accrual
                   (MBIA INS)/(Original
                   Issue Yield: 6.75%),
                   9/1/2018                        AAA          834,385
     1,300,000     Latrobe, PA IDA, College
                   Revenue Bonds, 6.75%
                   (St. Vincent College,
                   PA)/(Original Issue
                   Yield: 7.00%), 5/1/2024         AAA        1,490,333
    12,865,000     Pennsylvania State
                   Higher Education
                   Facilities Authority,
                   Revenue Bonds (Series
                   A), 7.375% (Medical
                   College of
                   Pennsylvania)/(United
                   States Treasury
                   PRF)/(Original Issue
                   Yield: 7.45%), 3/1/2021         AAA       13,998,407
     1,100,000     Philadelphia, PA
                   Hospitals & Higher
                   Education Facilities
                   Authority, Hospital
                   Revenue Bonds (Series
                   1996A) Daily VRDNs
                   (Children's Hospital of
                   Philadelphia)/(Morgan
                   Guaranty Trust Co., New
                   York LIQ)                        AA        1,100,000
    15,000,000     Philadelphia, PA School
                   District, UT GO (Series
                   B), 5.50%
                   (AMBAC, Inc.
                   INS)/(Original Issue
                   Yield: 5.95%), 9/1/2025         AAA       15,504,300
     2,000,000     Sayre, PA, Health Care
                   Facilities Authority,
                   Revenue Bonds (Series
                   A), 7.10% (Guthrie
                   Healthcare System,
                   PA)/(Original Issue
                   Yield: 7.175%), 3/1/2017        AAA        2,152,180
                   TOTAL                                     39,173,808
                   PUERTO RICO-0.7%
     2,000,000  3  Puerto Rico Highway and
                   Transportation
                   Authority, Residual
                   Interest Tax-Exempt
                   Securites (Series PA
                   331A), 7.84384% (Ambac
                   Financial Group, Inc.
                   INS), 7/1/2013                   NR        2,366,400
     2,000,000  3  Puerto Rico Highway and
                   Transportation
                   Authority, Residual
                   Interest Tax-Exempt
                   Securities (Series PA
                   331B), 7.84384% (AMBAC,
                   Inc. INS), 7/1/2014              NR        2,356,720
                   TOTAL                                      4,723,120
                   TENNESSEE-2.5%
    13,000,000     Springfield, TN Health &
                   Educational Facilities
                   Board, Hospital Revenue
                   Bonds, 8.50% (NorthCrest
                   Medical
                   Center)/(Original Issue
                   Yield: 8.875%), 4/1/2024        AAA       16,590,860
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   TEXAS-12.3%
 $   4,000,000     Brazos River Authority,
                   TX, PCR Revenue Bonds
                   (Series A), 7.875%
                   (Texas Utilities
                   Electric Co.), 3/1/2021        BBB+   $    4,321,560
    12,750,000     Dallas-Fort Worth, TX
                   International Airport
                   Facilities, Revenue
                   Bonds, 7.25% (American
                   Airlines)/(Original
                   Issue Yield: 7.428%),
                   11/1/2030                      BBB-       13,983,818
     5,000,000     Fort Worth, TX Higher
                   Education Finance Corp.,
                   Revenue Bonds, 5.00%
                   (Texas Christian
                   University)/(Original
                   Issue Yield: 5.287%),
                   3/15/2027                       AA-        4,821,250
     3,000,000     Georgetown, TX HFDC,
                   Revenue Bonds, 5.375%
                   (Wesleyan Homes,
                   Inc.)/(American Capital
                   Access INS)/(Original
                   Issue Yield: 5.55%),
                   8/15/2028                         A        2,943,330
     2,000,000     Gulf Coast, TX Waste
                   Disposal Authority,
                   Revenue Bonds (Series
                   A), 6.875% (Champion
                   International
                   Corp.)/(Original Issue
                   Yield: 7.15%), 12/1/2028        BBB        2,170,700
     4,490,000     Gulf Coast, TX Waste
                   Disposal Authority,
                   Revenue Bonds, 5.60%
                   (Valero Energy Corp.),
                   4/1/2032                       BBB-        4,443,349
     2,200,000     Harris County, TX HFDC,
                   Hospital Revenue Bonds
                   (Series 1997A), 6.00%
                   (Memorial Hospital
                   System), 6/1/2011               AAA        2,474,538
     4,000,000     Harris County, TX HFDC,
                   Hospital Revenue Bonds
                   (Series 1997A), 6.00%
                   (Memorial Hospital
                   System), 6/1/2012               AAA        4,503,840
     2,000,000     Lufkin, TX HFDC, Health
                   System Revenue Bonds
                   (Series 1998), 5.70%
                   (Memorial Health System
                   of East Texas)/(Original
                   Issue Yield: 5.75%),
                   2/15/2028                       BBB        1,989,460
     6,000,000  3  Matagorda County, TX
                   Navigation District
                   Number One, Residual
                   Interest Tax-Exempt
                   Securities (Series PA-
                   427), 6.79863% (Houston
                   Industries, Inc.)/(MBIA
                   INS), 11/1/2029                  NR        5,835,780
     3,700,000     Red River Authority, TX,
                   PCR Bonds, 6.875%
                   (Hoechst Celanese
                   Corp.)/(Original Issue
                   Yield: 6.939%), 4/1/2017         A+        3,984,974
     1,700,000     Richardson, TX Hospital
                   Authority, Hospital
                   Revenue Refunding and
                   Improvement Bonds,
                   5.625%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 5.70%), 12/1/2028       BBB+        1,646,280
     3,850,000     Richardson, TX Hospital
                   Authority, Refunding
                   Revenue Bonds, 6.50%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 6.72%), 12/1/2012       BBB+        4,170,359
     2,420,000     Richardson, TX Hospital
                   Authority, Refunding
                   Revenue Bonds, 6.50%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 6.72%), 12/1/2012       BBB+        2,717,176
       615,000     Richardson, TX Hospital
                   Authority, Refunding
                   Revenue Bonds, 6.75%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 6.82%), 12/1/2023       BBB+          672,521
       385,000     Richardson, TX Hospital
                   Authority, Refunding
                   Revenue Bonds, 6.75%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 6.82%), 12/1/2023       BBB+          436,340
 PRINCIPAL                                       CREDIT
 AMOUNT                                          RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   TEXAS-CONTINUED
 $   1,400,000     Sabine River Authority,
                   TX, PCR Bonds (Series B)
                   Daily VRDNs (Texas
                   Utilities Electric
                   Co.)/(UBS AG LOC)               AA+   $    1,400,000
       535,000     San Antonio, TX Electric
                   & Gas, PRF Revenue Bonds,
                   5.00%/(Original Issue
                   Yield: 6.00%), 2/1/2002          NR          557,930
    11,915,000     San Antonio, TX Electric
                   & Gas, Revenue Bonds,
                   5.00% (Original Issue
                   Yield: 6.10%), 2/1/2017        BBB-       11,837,791
     5,000,000     Tarrant County, TX HFDC,
                   System Revenue Bonds
                   (Series 1997A), 5.75%
                   (Texas Health Resources
                   System)/(MBIA INS),
                   2/15/2015                       AAA        5,479,300
     1,405,000     Texas State, UT GO
                   Veterans Housing
                   Assistance, 7.00%,
                   12/1/2025                        AA        1,518,369
                   TOTAL                                     81,908,665
                   UTAH-3.5%
    13,500,000     Salt Lake City, UT
                   Hospital Authority,
                   Hospital Revenue
                   Refunding Bonds (Series
                   A), 8.125% (IHC
                   Hospitals Inc.,
                   UT)/(United States
                   Treasury COL)/(Original
                   Issue Yield: 8.17%),
                   5/15/2015                       AAA       17,488,575
     6,000,000     Tooele County, UT,
                   Hazardous Waste
                   Treatment Revenue Bonds
                   (Series 1998A), 5.70%
                   (Union Pacific Corp.),
                   11/1/2026                      BBB-        5,966,640
                   TOTAL                                     23,455,215
                   VIRGINIA-0.2%
     1,600,000     Roanoke, VA IDA,
                   Hospital Revenue Bonds
                   (Series 1997A) Daily
                   VRDNs (Carillion Health
                   System)/(Nationsbank,
                   N.A., Charlotte LIQ)            AA-        1,600,000
                   WASHINGTON-0.8%
     5,000,000     Washington State Public
                   Power Supply System,
                   (Nuclear Project No. 2)
                   Refunding Revenue Bonds
                   (Series 1998A), 5.00%
                   (Original Issue Yield:
                   5.18%), 7/1/2012                AA-        5,053,250
                   WEST VIRGINIA-1.2%
     1,368,351     Marion County, WV County
                   Commission, Refunding
                   Revenue Bonds, 10.00%
                   (Adirondack Recycling),
                   12/1/2025                        NR          889,428
     9,790,831     Marion County, WV County
                   Commission, Refunding
                   Revenue Bonds, 8.00%
                   (Adirondack Recycling),
                   12/1/2025                        NR        6,853,581
                   TOTAL                                      7,743,009
                   WISCONSIN-0.6%
 $   4,000,000     Wisconsin Health and
                   Educational Facilities
                   Authority, Revenue Bonds
                   (Series 1998A), 5.375%
                   (The Richland Hospital,
                   Inc.)/(American Capital
                   Access INS)/(Original
                   Issue Yield: 5.46%),
                   6/1/2028                          A   $    3,936,000
 PRINCIPAL                                      CREDIT
 AMOUNT                                         RATING 1      VALUE
                   LONG-TERM MUNICIPALS-
                   continued
                   WYOMING-1.4%
 $   8,460,000     Sweetwater County, WY
                   Water Pollution
                   Authority, (Series A),
                   7.00% (FMC Corp.),
                   6/1/2024                       BBB-    $   9,253,802
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $632,720,414) 4                        $ 671,026,031


  Securities that are subject to Alternative Minimum Tax represent 28.5% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 When-issued security

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At March 31, 1999, these securities amounted to $19,312,000 which represents 2.9% of net assets.

4 The cost of investments for federal tax purposes amounts to $632,720,414. The net unrealized appreciation of investments on a federal tax basis amounts to $38,305,617 which is comprised of $43,354,652 appreciation and $5,049,035 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($668,509,438) at March 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized EDA -Economic Development Authority FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HDA -Hospital Development Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCFA -Pollution Control Finance Authority PCR -Pollution Control Revenue PRF -Prerefunded SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$632,720,414)                                   $ 671,026,031
Cash                                                   31,069
Income receivable                                  12,342,102
Receivable for
investments sold                                    4,728,196
Receivable for shares
sold                                                  693,814
TOTAL ASSETS                                      688,821,212
LIABILITIES:
Payable for investments
purchased                      $ 18,571,571
Payable for shares
redeemed                            333,983
Income distribution
payable                           1,228,953
Accrued expenses                    177,267
TOTAL LIABILITIES                                  20,311,774
Net assets for
61,487,927 shares
outstanding                                     $ 668,509,438
NET ASSETS CONSIST OF:
Paid in capital                                 $ 646,224,229
Net unrealized
appreciation of
investments                                        38,305,617
Accumulated net realized
loss on investments                               (12,835,164)
Distributions in excess
of net investment income                           (3,185,244)
TOTAL NET ASSETS                                $ 668,509,438
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:
CLASS A SHARES:
Net Asset Value Per Share
($562,883,233 /
51,772,752 shares
outstanding)                                           $10.87
Offering Price Per Share
(100/95.50 of $10.87)1                                 $11.38
Redemption Proceeds Per
Share                                                  $10.87
CLASS B SHARES:
Net Asset Value Per Share
($88,756,282 / 8,163,539
shares outstanding)                                    $10.87
Offering Price Per Share                               $10.87
Redemption Proceeds Per
Share (94.50/100 of
$10.87) 1                                              $10.27
CLASS C SHARES:
Net Asset Value Per Share
($16,869,923 / 1,551,636
shares outstanding)                                    $10.87
Offering Price Per Share                               $10.87
Redemption Proceeds Per
Share (99.00/100 of
$10.87) 1                                              $10.76



1 See "Investing in the Fund" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 1999



INVESTMENT INCOME:
Interest                                                         $  39,383,504
EXPENSES:
Investment advisory fee                        $ 3,832,697
Administrative personnel
and services fee                                   517,819
Custodian fees                                      42,941
Transfer and dividend
disbursing agent fees
and expenses                                       455,275
Directors'/Trustees'
fees                                                16,778
Auditing fees                                       19,128
Legal fees                                           4,580
Portfolio accounting
fees                                               135,631
Distribution services
fee-Class B Shares                                 653,674
Distribution services
fee-Class C Shares                                 129,084
Shareholder services
fee-Class A Shares                               1,455,986
Shareholder services
fee-Class B Shares                                 217,892
Shareholder services
fee-Class C Shares                                  43,028
Share registration costs                            47,580
Printing and postage                                88,189
Insurance premiums                                   3,201
Taxes                                               54,190
Miscellaneous                                       16,430
TOTAL EXPENSES                                   7,734,103
WAIVERS:
Waiver of shareholder
services fee-Class A
Shares                        $  (815,352)
Waiver of shareholder
services fee-Class C
Shares                            (1,721)
TOTAL WAIVERS                                     (817,073)
Net expenses                                                         6,917,030
Net investment income                                               32,466,474
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                        (10,509,648)
Net change in unrealized
appreciation of
investments                                                          7,900,594
Net realized and
unrealized loss on
investments                                                         (2,609,054)
Change in net assets
resulting from
operations                                                       $  29,857,420



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED MARCH 31              1999                  1998
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS:
Net investment income          $    32,466,474       $    32,145,972
Net realized gain (loss)
on investments
($2,566,287 and
$3,273,099 net gain,
respectively, as
computed for federal tax
purposes)                          (10,509,648)             (664,845)
Net change in unrealized
appreciation                         7,900,594            42,415,663
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS                          29,857,420            73,896,790
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Class A Shares                     (27,771,720)          (28,187,919)
Class B Shares                      (3,383,778)           (3,245,800)
Class C Shares                        (670,339)             (712,253)
Distributions in excess
of net investment income
Class A Shares                               -              (446,648)
Class B Shares                               -               (66,543)
Class C Shares                               -               (12,628)
Distributions from net
realized gains
Class A Shares                               -            (1,381,790)
Class B Shares                               -              (204,140)
Class C Shares                               -               (39,946)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                    (31,825,837)          (34,297,667)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             134,901,460           129,961,665
Net asset value of shares
issued to shareholders
in payment of
distributions declared              19,740,788            21,687,238
Cost of shares redeemed           (180,394,469)         (188,612,798)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       (25,752,221)          (36,963,895)
Change in net assets               (27,720,638)            2,635,228
NET ASSETS:
Beginning of period                696,230,076           693,594,848
End of period                  $   668,509,438       $   696,230,076


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED MARCH 31            1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD            $10.91       $10.31       $10.82       $10.92       $11.20
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.53         0.46         0.55         0.66         0.67
Net realized and
unrealized gain (loss)
on investments                  (0.05)        0.64        (0.36)       (0.09)       (0.05)
TOTAL FROM INVESTMENT
OPERATIONS                       0.48         1.10         0.19         0.57         0.62
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.52)       (0.46)       (0.55)       (0.66)       (0.67)
Distributions in excess
of net investment income
1                                   -        (0.01)       (0.05)           -            -
Total distributions from
net investment income           (0.52)       (0.47)       (0.60)       (0.66)       (0.67)
Distributions from net
realized gain
on investments                      -        (0.03)       (0.10)       (0.01)       (0.23)
TOTAL DISTRIBUTIONS             (0.52)       (0.50)       (0.70)       (0.67)       (0.90)
NET ASSET VALUE, END OF
PERIOD                         $10.87       $10.91       $10.31       $10.82       $10.92
TOTAL RETURN 2                   4.46%       11.28%        1.84%        5.32%        5.90%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.87%        0.86%        0.93%        0.98%        0.92%
Net investment income            4.86%        4.70%        5.37%        5.97%        6.17%
Expense
waiver/reimbursement 3           0.14%        0.14%        0.14%        0.13%           -
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $562,883     $591,310     $595,515     $663,538     $708,712
Portfolio turnover                 31%          64%          33%          29%          41%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED MARCH 31           1999        1998        1997        1996        1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.91      $10.31      $10.82      $10.92      $11.06
Income from Investment
Operations:
Net investment income           0.43        0.38        0.47        0.56        0.40
Net realized and
unrealized gain (loss)
on investments                 (0.05)       0.64       (0.37)      (0.09)      (0.03)
TOTAL FROM INVESTMENT
OPERATIONS                      0.38        1.02        0.10        0.47        0.37
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.42)      (0.38)      (0.47)      (0.56)      (0.40)
Distributions in excess
of net investment income
2                                  -       (0.01)      (0.04)          -           -
Total distributions from
net investment income          (0.42)      (0.39)      (0.51)      (0.56)      (0.40)
Distributions from net
realized gain on
investments                        -       (0.03)      (0.10)      (0.01)      (0.11)
TOTAL DISTRIBUTIONS            (0.42)      (0.42)      (0.61)      (0.57)      (0.51)
NET ASSET VALUE, END OF
PERIOD                        $10.87      $10.91      $10.31      $10.82      $10.92
TOTAL RETURN 3                  3.53%      10.30%       0.94%       4.40%       3.49%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        1.76%       1.75%       1.82%       1.86%       1.84%  4
Net investment income           3.97%       3.81%       4.50%       5.23%       5.94%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $88,756     $87,304     $77,536     $58,296     $18,201
Portfolio turnover                31%         64%         33%         29%         41%


1 Reflects operations for the period from July 26, 1994 (date of initial pub lic offering) to March 31, 1995.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

3 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR  ENDED  MARCH 31         1999        1998        1997        1996        1995
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.91      $10.31      $10.82      $10.92      $11.20
Income from Investment
Operations:
Net investment income           0.43        0.37        0.46        0.56        0.58
Net realized and
unrealized gain (loss)
on investments                 (0.05)       0.65       (0.36)      (0.09)      (0.05)
TOTAL FROM INVESTMENT
OPERATIONS                      0.38        1.02        0.10        0.47        0.53
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.42)      (0.37)      (0.46)     (0.56)       (0.58)
Distributions in excess
of net investment income
1                                  -       (0.02)      (0.05)         -            -
Total distributions from
net investment income          (0.42)      (0.39)      (0.51)     (0.56)       (0.58)
Distributions from net
realized gain on
investments                        -       (0.03)      (0.10)     (0.01)       (0.23)
TOTAL DISTRIBUTIONS            (0.42)      (0.42)      (0.61)     (0.57)       (0.81)
NET ASSET VALUE, END OF
PERIOD                        $10.87      $10.91      $10.31      $10.82      $10.92
TOTAL RETURN 2                  3.54%      10.31%       0.95%       4.42%       4.96%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        1.75%       1.74%       1.81%       1.82%       1.81%
Net investment income           3.98%       3.83%       4.51%       5.16%       5.28%
Expense
waiver/reimbursement 3          0.01%       0.01%       0.01%       0.04%          -
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $16,870     $17,616     $20,544     $25,914     $22,389
Portfolio turnover                31%         64%         33%         29%         41%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of cur rent income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems rel evant. Short-term securities are valued at the prices provided by an indepen dent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amor tized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Distributions are determined in accordance with income tax regulations which may differ from the generally accepted accounting principles. These distri butions do not represent a return of capital for federal income tax purposes.

The following reclassifications have been made to the financial statements:

         INCREASE (DECREASE)
                    UNDISTRIBUTED NET
PAID-IN CAPITAL     INVESTMENT INCOME
$(25,483)                     $25,483

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $18,626,739 attributable to security transactions incurred after October 31, 1998, are treated as arising on April 1, 1999, the first day of the fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.01 per share) authorized were as fol lows:

                     PERCENTAGE OF PAR VALUE
SHARE CLASS NAME     CAPITAL STOCK AUTHORIZED
Class A Shares       375,000,000
Class B Shares       250,000,000
Class C Shares       375,000,000
TOTAL                1,000,000,000

Transactions in capital stock were as follows:

YEAR ENDED MARCH 31                    1999                             1998
CLASS A SHARES:             SHARES           AMOUNT           SHARES             AMOUNT
Shares sold                 10,327,327     $  113,274,145       9,670,305     $  103,414,194
Shares issued to
shareholders in payment
of distributions
declared                     1,619,511         17,770,129       1,807,665         19,419,915
Shares redeemed            (14,392,026)      (157,856,794)    (15,033,250)      (160,904,159)
NET CHANGE RESULTING
FROM
CLASS A SHARE
TRANSACTIONS                (2,445,188)    $  (26,812,520)     (3,555,280)    $  (38,070,050)

YEAR ENDED MARCH 31                   1999                              1998
CLASS B SHARES:             SHARES           AMOUNT           SHARES             AMOUNT
Shares sold                  1,554,992     $   17,066,503       2,304,892     $   24,638,393
Shares issued to
shareholders in payment
of distributions
declared                       140,590          1,542,609         162,455          1,793,068
Shares redeemed             (1,537,205)       (16,860,862)     (1,983,725)       (21,309,970)
NET CHANGE RESULTING
FROM
CLASS B SHARE
TRANSACTIONS                   158,377     $    1,748,250         483,622     $    5,121,491

YEAR ENDED MARCH 31                   1999                              1998
CLASS C SHARES:             SHARES           AMOUNT           SHARES            AMOUNT
Shares sold                    414,516     $    4,560,812         176,581     $    1,909,078
Shares issued to
shareholders in payment
of distributions
declared                        39,027            428,050          44,200            474,255
Shares redeemed               (517,122)        (5,676,813)       (598,603)        (6,398,669)
NET CHANGE RESULTING
FROM
CLASS C SHARE
TRANSACTIONS                   (63,579)  $     (687,951)         (377,822)    $   (4,015,336)
NET CHANGE RESULTING
FROM
SHARE TRANSACTIONS          (2,350,390)  $  (25,752,221)        (3,449,480)   $  (36,963,895)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly, Federated Advisers), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS

Class B Shares     0.75%
Class C Shares     0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Service Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of each class of shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended March 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursu ant to Rule 17a-7 under the Act amounting to $134,400,000 and $165,280,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1999, were as follows:

Purchases   $210,914,333
Sales       $265,786,267

CONCENTRATION OF CREDIT RISK

At March 31, 1999, 17.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial insti tutions and financial guaranty assurance agencies. The percentage of invest ments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.7% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FEDERATED MUNICIPAL SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, includ ing the portfolio of investments of Federated Municipal Securities Fund, Inc. as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and March 31, 1998, and the financial highlights for the periods pre sented. These financial statements and financial highlights are the respon sibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan cial statements. Our procedures included confirmation of the securities owned at March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Munici pal Securities Fund, Inc. as of March 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

May 14, 1999

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

JOHN S. WALSH

officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

NICHOLAS J. SEITANAKIS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts con cerning its objective and policies, management fees, and other information.

AS OF MARCH 31, 1999

[Graphic]
Federated
World-Class Investment Manager
 ANNUAL REPORT AS OF MARCH 31, 1999

Federated Municipal Securities Fund, Inc.

Established 1976

22ND ANNUAL REPORT

[Graphic]
Federated
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8042830 (5/99)

[Graphic]

APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 3/31/99. The "y" axis is measured in increments of $20,000 ranging from $0 to$100,000 and indicates that the ending value of hypothetical initial investment of $23,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $90,336 on 3/31/99.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 3/31/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $56,055 on 3/31/99.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from3/31/89 to 3/31/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $50,000 and indicates that the ending value of a hypothetical initial investment of $26,000 in the fund's Class A Shares would have grown to $48,908 on 3/31/99.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Municipal Securities Fund, Inc., based on a 4.50% sales charge are represented by a solid line. The Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dotted line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 3/31/89 to3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales charge, as compared to the LBMBI and the LGMFA. The ending values were $18,809, $22,072, and $20,687, respectively. The legend in the upper right quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 3/31/99 and from the start of performance of the fund's Class A Shares (10/4/76) to 3/31/99. The total returns were (0.21%), 4.746%, 6.52%, and 6.27%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated Municipal Securities Fund, Inc., based on a 2.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dotted line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 7/26/94 to 3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, based on a 2.00% contingent deferred sales charge, as compared to the LBMBI and the LGMFA. The ending values were $12,254,$14,022, and $13,516, respectively. The legend in the upper right quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year period ended 3/31/99 and from the start of performance of the fund's Class B Shares (7/26/94) to 3/31/99. The total returns were (1.95%) and 4.44%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated Municipal Securities Fund, Inc., based on a 1.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dotted line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 4/21/93 to 3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares, based on a 1.00% contingent deferred sales charge, as compared to the LBMBI and the LGMFA. The ending values were $12,657, $14,622, and $13,940, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the one-year and five-year periods ended 3/31/99 and from the start of performance of the fund's Class C Shares (4/21/93) to 3/31/99. The total returns were 2.55%, 4.79%, and 4.04%, respectively.